Operating segments - Major customers (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Western Europe
Major customers
Distributor revenue to the total revenue (in percent)	7.20%	8.40%	9.00%